Operating Segments - Schedule of Operational Segments (Details) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Schedule of Operating Segment [Line Items]
Net revenue		$ 21,608,625	$ 19,526,520
Adjusted EBITDA	[1]	1,133,332	1,527,727
Brazil [Member]
Schedule of Operating Segment [Line Items]
Net revenue		3,788,840	3,169,982
Adjusted EBITDA	[1]	167,692	131,078
Seara [Member]
Schedule of Operating Segment [Line Items]
Net revenue		2,379,293	2,150,468
Adjusted EBITDA	[1]	369,259	425,693
Beef North America [Member]
Schedule of Operating Segment [Line Items]
Net revenue		7,166,565	6,421,610
Adjusted EBITDA	[1]	(266,759)	(100,473)
Pork USA [Member]
Schedule of Operating Segment [Line Items]
Net revenue		2,031,663	2,001,663
Adjusted EBITDA	[1]	274,116	247,302
Pilgrim’s Pride [Member]
Schedule of Operating Segment [Line Items]
Net revenue		4,529,387	4,459,422
Adjusted EBITDA	[1]	449,657	660,201
Australia [Member]
Schedule of Operating Segment [Line Items]
Net revenue		2,144,898	1,621,529
Adjusted EBITDA	[1]	132,760	160,355
Miscellaneous [Member]
Schedule of Operating Segment [Line Items]
Net revenue		298,788	118,366
Adjusted EBITDA	[1]	6,607	3,571
Reportable segments [member]
Schedule of Operating Segment [Line Items]
Net revenue		22,339,434	19,943,040
Adjusted EBITDA	[1]	1,133,332	1,527,727
Elimination [Member]
Schedule of Operating Segment [Line Items]
Net revenue	[2]	(730,809)	(416,520)
Adjusted EBITDA	[1],[2]

[1]	The Adjusted EBITDA is reconciled with the consolidated operating profit, as follows:
[2]	Includes intercompany and intersegment transactions.